Statement of Cash Flows_Significant Noncash Transactions(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Non Cash Transactions Abstract [Abstract]
Decrease in loans due to write-offs	₩ 1,283,071	₩ 1,188,584	₩ 1,079,435
Changes in accumulated other comprehensive income from valuation of financial instruments at fair value through other comprehensive income	496,159	35,490	119,182
Changes in accumulated other comprehensive income from valuation of investments in associates	(6,978)	7,695	(3,733)
Changes in other payables due to treasury stock trust agreement, etc.	0	0	6,678
Changes in financial instruments due to debt-for-equity swap	₩ 13,820	₩ 104,815	₩ 22,286